Reserve for Life-Contingent Contract Benefits and Contractholder Funds - Reserve for life-contingent contract benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reserve for life-contingent benefits:
Total reserve for life-contingent contract benefits	$ 12,208,000,000	$ 12,549,000,000
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Premium deficiency reserve	0	(315,000,000)
Unrealized net capital gains and losses		249,000,000
Structured settlement annuities
Reserve for life-contingent benefits:
Total reserve for life-contingent contract benefits	$ 6,701,000,000	6,994,000,000
Structured settlement annuities | Minimum
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Life contingent contract benefits, interest rate assumptions (as a percent)	2.90%
Structured settlement annuities | Maximum
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Life contingent contract benefits, interest rate assumptions (as a percent)	9.00%
Other immediate fixed annuities
Reserve for life-contingent benefits:
Total reserve for life-contingent contract benefits	$ 1,714,000,000	1,855,000,000
Other immediate fixed annuities | Minimum
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Life contingent contract benefits, interest rate assumptions (as a percent)	0.00%
Other immediate fixed annuities | Maximum
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Life contingent contract benefits, interest rate assumptions (as a percent)	11.50%
Traditional life insurance
Reserve for life-contingent benefits:
Total reserve for life-contingent contract benefits	$ 2,808,000,000	2,722,000,000
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Premium deficiency reserve		315,000,000
Traditional life insurance | Minimum
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Life contingent contract benefits, interest rate assumptions (as a percent)	2.50%
Traditional life insurance | Maximum
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Life contingent contract benefits, interest rate assumptions (as a percent)	11.30%
Accident and health insurance
Reserve for life-contingent benefits:
Total reserve for life-contingent contract benefits	$ 876,000,000	893,000,000
Accident and health insurance | Minimum
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Life contingent contract benefits, interest rate assumptions (as a percent)	3.00%
Accident and health insurance | Maximum
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Life contingent contract benefits, interest rate assumptions (as a percent)	7.00%
Other
Reserve for life-contingent benefits:
Total reserve for life-contingent contract benefits	$ 109,000,000	$ 85,000,000
Other | Minimum
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Life contingent contract benefits, interest rate assumptions (as a percent)	2.00%
Other | Maximum
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Life contingent contract benefits, interest rate assumptions (as a percent)	5.80%